DEBT - Long-term Debt Obligations (Details) - USD ($)	Dec. 31, 2016	Dec. 26, 2015	Nov. 03, 2014	Nov. 02, 2014	Dec. 17, 2012
Debt Instrument [Line Items]
Total	$ 111,896,000	$ 85,895,000
Less current portion	2,634,000	1,145,000
Less debt issuance costs	203,000	0
Long-term portion	109,059,000	84,750,000
Foreign Affiliate Debt
Debt Instrument [Line Items]
Total	3,336,000	1,195,000
Senior Notes | Series 2012 Senior Notes Tranche A
Debt Instrument [Line Items]
Total	$ 35,000,000	35,000,000
Interest rate (in hundredths)	3.89%				3.89%
Senior Notes | Series 2012 Senior Notes Tranche B
Debt Instrument [Line Items]
Total	$ 40,000,000	40,000,000
Interest rate (in hundredths)	3.98%				3.98%
Revolving Credit Facility
Debt Instrument [Line Items]
Total	$ 23,860,000	0
Maximum borrowing capacity	$ 295,000,000		$ 295,000,000	$ 265,000,000
Interest rate at period end (in hundredths)	1.67%
Corporate Debt Securities | Series 1999 Industrial Development Revenue Bonds
Debt Instrument [Line Items]
Total	$ 3,300,000	$ 3,300,000
Interest rate at period end (in hundredths)	0.52%	0.17%
Corporate Debt Securities | Series 2000 Industrial Development Revenue Bonds
Debt Instrument [Line Items]
Total	$ 2,700,000	$ 2,700,000
Interest rate at period end (in hundredths)	0.59%	0.26%
Corporate Debt Securities | Series 2002 Industrial Development Revenue Bonds
Debt Instrument [Line Items]
Total	$ 3,700,000	$ 3,700,000
Interest rate at period end (in hundredths)	0.57%	0.25%